Notes to the Consolidated Statement of Cash Flows	6 Months Ended
Jun. 30, 2021
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Notes to the Consolidated Statement of Cash Flows

17. NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

(a) Major non-cash transactions

For the six months ended June 30, 2020, the Group had non-cash decrease to right-of-use assets of US$924,000 and lease liabilities of US$924,000, in respect of lease arrangements for buildings.

For the six months ended June 30, 2020, the Group had non-cash additions to finance costs of US$3,764,000 and other payable of US$3,764,000 relating to issuance costs for convertible redeemable preferred shares. As at June 30, 2020, the Group also had non-cash financing proceeds from the issuance of ordinary shares relating to a private placement for Genscript amounted to US$12,000,000, which was included in other receivables. The cash proceed is subsequently received in full.

          For the six months ended June 30, 2021, the Group had non-cash additions to interest-bearing loans and borrowings of US$17,310,000 which was received through the deduction of other payables to collaborator.

(b) Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payable to related parties	Lease liabilities
	US$’000	US$’000	US$’000
At January 1, 2020	—	4	6,085
Decrease of lease liabilities	—	—	(924)
Changes from financing cash flows	160,450	(4)	(1,723)
Fair value loss of the Series A Preferred Shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Interest expense	—	—	105
Interest paid classified as operating cash flows	—	—	(105)
Foreign exchange movement	—	—	(5)
At June 30, 2020 (Unaudited)	—	—	3,433
At January 1, 2021	—	—	3,373
Changes from financing cash flows	—	—	(550)
Interest expense	—	—	73
Interest paid classified as operating cash flows	—	—	(73)
Foreign exchange movement	—	—	(24)
At June 30, 2021 (Unaudited)	—	—	2,799

(c) Total cash outflow for leases

The total cash outflow for leases included in the statement of cash flows is as follows:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Right-of-use assets
Within operating activities	105	73
Within financing activities	1,723	550
Short-term leases	43	105
	1,871	728